Shareholders' Equity - Share capital (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 EUR (€) shares
Shareholders Equity
Authorized share capital | €				€ 13,600,000
Par value per share | € / shares				€ 0.04
Shares issued in the period | €				€ 71,633,000		€ 14,572,000
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	9,381,586	9,381,586	3,989,976
Gross proceeds from issuance of shares	€ 14,122,000	$ 15,000,000
Transaction cost | €	€ 0
Ordinary
Shareholders Equity
Balance at beginning of period (in shares)				84,248,384	84,246,967	74,865,381
Issued for cash				23,463,610		9,381,586
Exercise of share options / vesting of RSUs				(395,559)	537,513	144,688
Treasury shares issued (transferred)				394,481	(536,096)	(144,688)
Balance at end of period (in shares)	84,246,967	84,246,967		107,710,916	84,248,384	84,246,967
Number of shares issued				107,710,916
Number of shares authorised				170,000,000
Shares were issued and fully paid in cash				105,212,527
Treasury shares				2,498,389	2,893,792
Preferred
Shareholders Equity
Number of shares authorised				170,000,000